Document and Entity Information	Dec. 29, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Dec. 29, 2021
Entity File Number	001-36590
Entity Registrant Name	Independence Contract Drilling, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	37-1653648
Entity Address, Address Line One	20475 State Highway 249
Entity Address, Adress Line Two	Suite 300
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77070
City Area Code	281
Local Phone Number	598-1230
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	ICD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001537028
Amendment Flag	false